DERIVATIVES AND HEDGING (Tables)	12 Months Ended
Mar. 31, 2014
Aggregate Contract Amounts of Derivative Financial Instruments

The aggregate contractual amounts of derivative financial instruments at March 31, 2013 and 2014 are as follows:

	March 31,
	2013	2014
	(Yen in millions)
Derivatives designated as hedging instruments:
Foreign currency forward contracts	¥12,225	¥14,277
Interest rate swaps	120	89

Total	12,345	14,366
Derivatives not designated as hedging instruments:
Foreign currency forward contracts	163,526	162,171

Total derivatives	¥175,871	¥176,537

Location and Fair Value of Derivative Financial Instruments in Consolidated Balance Sheets

The location and fair value of derivative financial instruments in the consolidated balance sheets at March 31, 2013 and 2014 are as follows:

		March 31,
	Location	2013	2014
		(Yen in millions)
Derivative assets:
Derivatives designated as hedging instruments:
Foreign currency forward contracts	Other current assets	¥105	¥56
Derivatives not designated as hedging instruments:
Foreign currency forward contracts	Other current assets	851	356

Total derivative assets		¥956	¥412

Derivative liabilities:
Derivatives designated as hedging instruments:
Foreign currency forward contracts	Other current liabilities	¥192	¥34
Interest rate swaps	Other current liabilities	22	13

Total		214	47

Derivatives not designated as hedging instruments:
Foreign currency forward contracts	Other current liabilities	9,041	2,357

Total derivative liabilities		¥9,255	¥2,404

Aggregate Contract Amounts of Derivative Financial Instruments

The location and amount of derivative financial instruments included in the comprehensive income for the years ended March 31, 2012, 2013 and 2014 are as follows:

Derivatives designated as cash flow hedge:

Gains (losses) recognized in net unrealized gains (losses) on derivative financial instruments

	Years ended March 31,
Type of derivatives	2012	2013	2014
	(Yen in millions)
Foreign currency forward contracts	¥(51)	¥23	¥64
Interest rate swaps	10	(21)	(256)

Total	¥(41)	¥2	¥(192)

Gains (losses) recognized in income, which are reclassified from net unrealized gains (losses) on derivative financial instruments (effective portion)

		Years ended March 31,
Type of derivatives	Location	2012	2013	2014
		(Yen in millions)
Foreign currency forward contracts	Net sales	¥12	¥97	¥29
Foreign currency forward contracts	Cost of sales	9	(248)	(292)
Interest rate swaps	Interest expense	13	24	—
Interest rate swaps	Other, net	—	—	(28)

Total		¥34	¥(127)	¥(291)

Gains (losses) recognized in income (ineffective portion and amount excluded from effectiveness testing)

		Years ended March 31,
Type of derivatives	Location	2012	2013	2014
		(Yen in millions)
Foreign currency forward contracts	Foreign currency transaction gains, net	¥(14)	¥(21)	¥(5)

Derivatives not designated as hedging instruments:

Gains (losses) recognized in income

		Years ended March 31,
Type of derivatives	Location	2012	2013	2014
		(Yen in millions)
Foreign currency forward contracts	Foreign currency transaction gains, net	¥(1,310)	¥(3,630)	¥6,189
Currency swaps	Foreign currency transaction gains, net	(7)	—	—

Total		¥(1,317)	¥(3,630)	¥6,189